Basis of Preparation - Disclosure of Detailed Information about Lessee Lease Assets (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities included in other current liabilities	$ 501
Non-current lease liabilities included in other long-term liabilities	848
Lease liabilities	1,349
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance - January 1, 2019
Additions	782
Depreciation	(202)
Balance - December 31, 2019	580
Computer & Office Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance - January 1, 2019	229
Additions	537
Depreciation	(225)
Balance - December 31, 2019	$ 541